United States
Securities and Exchange Commission

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [  ] ; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		First Wilshire Securities Management, Inc.
Address:	1224 East Green Street, Suite 200
		Pasadena, CA 91106

13F File Number: 028-00983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mitchell W. Howard
Title:	V.P., Chief Compliance Officer
Phone:	(800) 858-0679
Signature, Place, and Date of Signing:

/s/ Mitchell W. Howard		Pasadena, CA		February 14, 2007

Report Type (Check only one) :

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
--------------------------------------------------
I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		None

Form 13F Information Table Entry Totals:

Form 13F Information Table Value Total:

List of Other Included Managers:

No.	13F File Number	Name

None


Total Value in Table ($'000): $404,194

                                                VALUE SHRS OR   SH/
NAME OF ISSUER                TITLE    CUSIP   (X$1000PRN AMT   PRN
21st Century Hldg Co Warrant  WRNT   90136Q134     439  42,575   SH
21st Century Hldg Co           COM   90136Q100  19,892 837,602   SH
Abx Air Inc                    COM   00080S101     423  60,990   SH
Agco Corp                      COM   001084102   1,488  48,100   SH
Allied Capital Corp New        COM   01903Q108   5,698 174,360   SH
Amcomp Inc                     COM   02342J101     611  55,556   SH
American Intl Group            COM   026874107     588   8,200   SH
American Physicians            COM   028882108   1,885 117,795   SH
Amerisafe Inc                  COM   03071H100   2,319 150,000   SH
Andersons Inc                  COM   034164103   7,878 185,856   SH
Aquila Inc                     COM   03840P102      47  10,000   SH
Aspreva Pharmaceuticals        COM   04538T109     620  30,218   SH
Asta Funding Inc               COM   046220109  15,951 524,015   SH
AT & T Inc.                    COM   00206R102     528  14,769   SH
Atlantic Tele Network          COM   049079205  14,761 503,777   SH
Axesstel Inc                   COM   05459T101     104  53,500   SH
BeniHana                       COM   082047101     291   9,200   SH
Carriage Services Inc          COM   143905107   6,7811,332,14   SH
Cash America Intl Inc          COM   14754D100   9,464 201,800   SH
Center Finl Corp Calif         COM   15146E102     292  12,186   SH
China Bak Battery, Inc         COM   16936Y100     311  47,629   SH
China Fund Inc.                COM   169373107   2,593  75,853   SH
Chindex Intl Inc               COM   169467107   2,477 131,342   SH
Cleco Corp New                 COM   12561W105     278  11,000   SH
Conocophillips                 COM   20825C104   2,649  36,820   SH
Consumer Port Svcs Inc         COM   210502100     172  26,400   SH
Direct General Corp            COM   25456W204  27,2381,319,64   SH
Dorman Products Inc            COM   258278100     687  63,400   SH
Dow Chemical Co.               COM   260543103   4,956 124,202   SH
DTE Energy Co Hldgs.           COM   233331107   7,622 157,453   SH
Duke Energy Corp               COM   26441C105   2,640  79,500   SH
East West Bancorp Inc          COM   27579R104   3,312  93,495   SH
Edison International           COM   281020107     227   5,000   SH
EFJ Inc                        COM   26843B101     388  57,500   SH
Embarq Corp                    COM   29078E105   1,296  24,650   SH
Endurance Speciality Hold      COM   G30397106  20,528 561,189   SH
Enterprise Products Partn      COM   293792107     304  10,498   SH
Eplus Inc                      COM   294268107     546  52,250   SH
Express 1 Expedited in So      COM   30217Q108     115  90,500   SH
Ezcorp Inc                     COM   302301106   2,683 165,102   SH
First Cash Financial Serv      COM   31942D107   2,101  81,200   SH
Friedman Billings Ramsey       COM   358434108   5,059 632,433   SH
Gander Mountain Company        COM   36471P108   1,028 113,890   SH
GATX Corp                      COM   361448103   1,661  38,325   SH
Geo Group Inc                  COM   36159R103     416  11,100   SH
Great American Finl Res I      COM   389915109     908  39,400   SH
Greater Bay Bancorp            COM   391648102     250   9,500   SH
Greater China Fund Inc.        COM   39167B102  10,071 319,926   SH
Halifax Corp                   COM   405752106     101  40,600   SH
Hanmi Bank                     COM   410495105   2,729 121,128   SH
Healthcare Svcs Group          COM   421906108     340  11,749   SH
Helen Of Troy Ltd              COM   G4388N106     976  40,237   SH
Humana Inc                     COM   444859102     958  17,325   SH
Hungarian Tel & Cable Cor      COM   445542103   6,297 416,993   SH
Imax Corp.                     COM   45245E109   8,0992,153,90   SH
Innospec Inc                   COM   45768S105   6,664 143,150   SH
Intl Absorbents Inc New        COM   45885E203   2,215 543,200   SH
ITLA Capital Corp              COM   450565106     967  16,700   SH
Itron Corp.                    COM   465741106   3,693  71,240   SH
Jakks Pacific                  COM   47012E106     651  29,798   SH
Japan Equity Fund Inc          COM   471057109     229  27,000   SH
Japan Smaller Capitalizat      COM   47109U104     238  18,498   SH
Jinpan Intl Ltd                COM   G5138L100  10,084 417,729   SH
Korean Equity Fd               COM   50063B104     355  31,000   SH
Korean Fund                    COM   500634100     468  13,700   SH
Landec Corp                    COM   514766104   1,133 105,273   SH
Landry's Restaurant Inc        COM   51508L103     418  13,900   SH
Lannett Company                COM   516012101      69  11,000   SH
Lo Jack Corp.                  COM   539451104     667  39,032   SH
Lone Star Tech                 COM   542312103   3,207  66,250   SH
Lyondell Chemical Corp         COM   552078107   6,704 262,172   SH
Malaysia Fund Inc              COM   560905101     196  27,600   SH
Management Network Grp         COM   561693102      16  10,000   SH
MCG Capital Corp.              COM   58047P107   7,998 393,607   SH
MDU Resources Group Inc        COM   552690109   7,521 293,327   SH
Methanex Corp                  COM   59151K108   3,830 139,945   SH
MetLife Inc                    COM   59156R108   1,168  19,800   SH
MFRI Inc                       COM   552721102     682  34,642   SH
Michael Baker Corp             COM   057149106     260  11,500   SH
Micro Financial Inc.           COM   595072109     945 242,900   SH
Mirant Corp.                   COM   60467R100      17  12,000   SH
Mitcham Inds. Inc.             COM   606501104   7,084 592,783   SH
Mobile Mini Inc.               COM   60740F105   1,768  65,630   SH
Monsanto                       COM   61166W101     788  15,000   SH
Montpelier Re Holdings Lt      COM   G62185106   2,580 138,650   SH
National Atlantic Holding      COM   63253Y107     395  33,900   SH
Natl Western Life Ins          COM   638522102     731   3,175   SH
New Ireland Fd Inc             COM   645673104     261   7,092   SH
New Market Corp.               COM   651587107     691  11,700   SH
Nicholas Finl                  COM   65373J209     286  24,225   SH
Nokia Corp Spons               COM   654902204     356  17,500   SH
Northern Technologies Int      COM   665809109     260  30,200   SH
Oriental Financial Group       COM   68618W100     237  18,300   SH
Overhill Farms                 COM   690212105     885 311,661   SH
Owens Ill Inc Conv Pfd         PFD   690768502     544  14,700   SH
Owens Illinois Inc             COM   690768403   3,344 181,250   SH
Pain Care Holdings Inc         COM   69562E104     128 116,000   SH
Paula Financial Del            COM   703588103     472 202,775   SH
Perma Fix Environmental        COM   714157104      96  41,250   SH
Pfizer Inc                     COM   717081103   3,021 116,650   SH
PMA Cap Corp Cl A              COM   693419202     308  33,400   SH
Pro-Dex Inc Colo               COM   74265M106   2,3511,621,63   SH
Proliance Intl Inc             COM   74340R104     421  93,300   SH
Q.E.P. CO INC                  COM   74727K102   1,806 308,731   SH
Renaissance Re Holdings L      COM   G7496G103  25,092 418,195   SH
Rent A Center Inc              COM   76009N100  21,918 742,743   SH
River City Bank Mechanics      COM   768037103     157  15,000   SH
Seabright Insurance Holdi      COM   811656107   3,627 201,400   SH
Seagate Technologies           COM   G7945J104  11,147 420,625   SH
Service Corp Intl.             COM   817565104  11,7461,145,99   SH
Singapore Fd                   COM   82929L109   1,062  67,400   SH
Stonemor Partners Ltd Par      COM   86183Q100     998  39,900   SH
Tag-it Pac Inc                 COM   873774103     244 237,000   SH
Telestone Technologies Co      COM   87953J102     555  67,635   SH
Thai Capital Fund              COM   882905201   2,851 254,311   SH
Tupperware Corp.               COM   899896104  17,054 754,261   SH
UCBH Holdings Inc              COM   90262T308   1,350  76,897   SH
Veri-Tek International In      COM   92342X101   1,518 280,000   SH
Visiphor Corporation           COM   92833P104       1  10,000   SH
Vita Foods Products Inc        COM   928450105      49  25,000   SH
Waste Industries USA, Inc      COM   941057101     244   8,000   SH
Wilshire Bancorp               COM   97186T108   3,300 173,985   SH




                            INVESTMEN  OTHER   VOTING AUTHORITY
NAME OF ISSUER              DISCRETIO MANAGERS  SOLE   SHARED   NONE
21st Century Hldg Co Warrant  SOLE              42,525              50
21st Century Hldg Co          SOLE             136,171         701,431
Abx Air Inc                   SOLE              24,990          36,000
Agco Corp                     SOLE                   0          48,100
Allied Capital Corp New       SOLE              27,600         146,760
Amcomp Inc                    SOLE              55,556               0
American Intl Group           SOLE               8,200               0
American Physicians           SOLE                   0         117,795
Amerisafe Inc                 SOLE              95,000          55,000
Andersons Inc                 SOLE              11,400         174,456
Aquila Inc                    SOLE                   0          10,000
Aspreva Pharmaceuticals       SOLE                   0          30,218
Asta Funding Inc              SOLE              15,542         508,473
AT & T Inc.                   SOLE               3,621          11,148
Atlantic Tele Network         SOLE              50,477         453,300
Axesstel Inc                  SOLE              53,500               0
BeniHana                      SOLE                   0           9,200
Carriage Services Inc         SOLE             100,000       1,232,140
Cash America Intl Inc         SOLE              25,000         176,800
Center Finl Corp Calif        SOLE                   0          12,186
China Bak Battery, Inc        SOLE              47,629               0
China Fund Inc.               SOLE                 500          75,353
Chindex Intl Inc              SOLE              69,562          61,780
Cleco Corp New                SOLE                   0          11,000
Conocophillips                SOLE              22,420          14,400
Consumer Port Svcs Inc        SOLE               1,700          24,700
Direct General Corp           SOLE             124,975       1,194,672
Dorman Products Inc           SOLE               8,400          55,000
Dow Chemical Co.              SOLE               8,200         116,002
DTE Energy Co Hldgs.          SOLE              14,400         143,053
Duke Energy Corp              SOLE              19,500          60,000
East West Bancorp Inc         SOLE                   0          93,495
Edison International          SOLE               5,000               0
EFJ Inc                       SOLE               4,000          53,500
Embarq Corp                   SOLE                   0          24,650
Endurance Speciality Hold     SOLE              89,475         471,714
Enterprise Products Partn     SOLE              10,498               0
Eplus Inc                     SOLE                   0          52,250
Express 1 Expedited in So     SOLE              90,500               0
Ezcorp Inc                    SOLE                 600         164,502
First Cash Financial Serv     SOLE                 400          80,800
Friedman Billings Ramsey      SOLE               1,000         631,433
Gander Mountain Company       SOLE               4,690         109,200
GATX Corp                     SOLE                   0          38,325
Geo Group Inc                 SOLE               1,500           9,600
Great American Finl Res I     SOLE                   0          39,400
Greater Bay Bancorp           SOLE               1,000           8,500
Greater China Fund Inc.       SOLE              12,699         307,227
Halifax Corp                  SOLE              10,600          30,000
Hanmi Bank                    SOLE                   0         121,128
Healthcare Svcs Group         SOLE                 337          11,412
Helen Of Troy Ltd             SOLE                   0          40,237
Humana Inc                    SOLE                 500          16,825
Hungarian Tel & Cable Cor     SOLE              37,258         379,735
Imax Corp.                    SOLE             192,554       1,961,349
Innospec Inc                  SOLE               9,500         133,650
Intl Absorbents Inc New       SOLE              16,300         526,900
ITLA Capital Corp             SOLE                   0          16,700
Itron Corp.                   SOLE               3,121          68,119
Jakks Pacific                 SOLE              20,075           9,723
Japan Equity Fund Inc         SOLE                   0          27,000
Japan Smaller Capitalizat     SOLE               7,333          11,165
Jinpan Intl Ltd               SOLE               8,800         408,929
Korean Equity Fd              SOLE               2,000          29,000
Korean Fund                   SOLE                   0          13,700
Landec Corp                   SOLE              12,000          93,273
Landry's Restaurant Inc       SOLE                   0          13,900
Lannett Company               SOLE              11,000               0
Lo Jack Corp.                 SOLE               3,000          36,032
Lone Star Tech                SOLE                 650          65,600
Lyondell Chemical Corp        SOLE              18,500         243,672
Malaysia Fund Inc             SOLE               2,000          25,600
Management Network Grp        SOLE              10,000               0
MCG Capital Corp.             SOLE              86,910         306,697
MDU Resources Group Inc       SOLE              36,600         256,727
Methanex Corp                 SOLE              20,460         119,485
MetLife Inc                   SOLE              13,800           6,000
MFRI Inc                      SOLE                   0          34,642
Michael Baker Corp            SOLE               1,000          10,500
Micro Financial Inc.          SOLE                   0         242,900
Mirant Corp.                  SOLE                   0          12,000
Mitcham Inds. Inc.            SOLE              41,845         550,938
Mobile Mini Inc.              SOLE              10,030          55,600
Monsanto                      SOLE                   0          15,000
Montpelier Re Holdings Lt     SOLE                 300         138,350
National Atlantic Holding     SOLE                   0          33,900
Natl Western Life Ins         SOLE               1,300           1,875
New Ireland Fd Inc            SOLE                   0           7,092
New Market Corp.              SOLE                 500          11,200
Nicholas Finl                 SOLE              24,225               0
Nokia Corp Spons              SOLE              17,500               0
Northern Technologies Int     SOLE              24,800           5,400
Oriental Financial Group      SOLE                   0          18,300
Overhill Farms                SOLE             311,661               0
Owens Ill Inc Conv Pfd        SOLE                   0          14,700
Owens Illinois Inc            SOLE              15,350         165,900
Pain Care Holdings Inc        SOLE                   0         116,000
Paula Financial Del           SOLE              14,950         187,825
Perma Fix Environmental       SOLE              41,250               0
Pfizer Inc                    SOLE               4,900         111,750
PMA Cap Corp Cl A             SOLE              10,000          23,400
Pro-Dex Inc Colo              SOLE              66,345       1,555,287
Proliance Intl Inc            SOLE              13,200          80,100
Q.E.P. CO INC                 SOLE               7,278         301,453
Renaissance Re Holdings L     SOLE              55,090         363,105
Rent A Center Inc             SOLE              79,091         663,652
River City Bank Mechanics     SOLE              15,000               0
Seabright Insurance Holdi     SOLE              60,000         141,400
Seagate Technologies          SOLE              58,750         361,875
Service Corp Intl.            SOLE              63,626       1,082,367
Singapore Fd                  SOLE                   0          67,400
Stonemor Partners Ltd Par     SOLE               4,200          35,700
Tag-it Pac Inc                SOLE              25,800         211,200
Telestone Technologies Co     SOLE              64,135           3,500
Thai Capital Fund             SOLE               2,000         252,311
Tupperware Corp.              SOLE              53,700         700,561
UCBH Holdings Inc             SOLE                   0          76,897
Veri-Tek International In     SOLE             280,000               0
Visiphor Corporation          SOLE              10,000               0
Vita Foods Products Inc       SOLE                   0          25,000
Waste Industries USA, Inc     SOLE                   0           8,000
Wilshire Bancorp              SOLE               4,800         169,185